Offerings - Offering: 1	Jul. 31, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, no par value per share, reserved for issuance under the Portage Biotech Inc. Amended and Restated 2021 Equity Incentive Plan (Stock Option Awards)
Amount Registered | shares	197,743
Proposed Maximum Offering Price per Unit	5.08
Maximum Aggregate Offering Price	$ 1,004,534.44
Fee Rate	0.01531%
Amount of Registration Fee	$ 153.79
Offering Note	(1) In accordance with Rule 416 under the Securities Act of 1933 (the "Securities Act"), this registration statement shall be deemed to cover any additional securities that may from time to time be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. (2) Represents ordinary shares, no par value per share, of Portage Biotech Inc. (the "Registrant") reserved for issuance pursuant to stock option awards ("Options") outstanding under the Registrant's Amended and Restated 2021 Equity Incentive Plan, as amended (the "2021 Plan"), as of the date of this registration statement, and which amount may again become available for grant and issuance under the 2021 Plan in the event the outstanding Options expire or are forfeited in accordance with their terms prior to being exercised. (3) Estimated in accordance with Rule 457(h) of the Securities Act solely for the purpose of calculating the registration fee based on the weighted-average exercise price for outstanding Options granted under the 2021 Plan as of the date of this registration statement.